Note 5: Fees	3 Months Ended
Jun. 30, 2012
Note 5: Fees:
Note 5: Fees
5. Fees

The Fund was charged the following fees:

The Corporate General Partner is entitled to a fixed annual brokerage commission of 11% of assets available for trading plus actual commissions charged by the FCM for trades made on foreign exchanges and forward markets, if any. It receives 4% of the commissions and the Fund pays the introducing broker the remaining 7%.

As of April 12, 2012, the fund no longer paid Clarke (former CTA) a quarterly incentive fee of 25% of "new net profits".  There were no incentive fees paid to Clarke for the six months ended June 30, 2012 and 2011.

As of April 12, 2012, Hamer was engaged as the new CTA.  A quarterly incentive fee of 20% of "new net profits" is paid to Hamer.  There were no incentive fees paid to Hamer for the six months ended June 30, 2012.

As of April 12, 2012, a monthly management fee of 1% (annual rate) is paid to the CTA, calculated on the prior month end net assets assigned to the CTA to trade.

The General Partner reserves the right to change the fee structure at its sole discretion.